Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2025
	Consolidated
	Book Value			Volume / Position
Derivative instruments	Long	Short	Net	Long	Short	Net	Unit
Options	652	(720)	(68)	3,800	(7,600)	(3,800)	US$
NDF	17,692	(1,565)	16,127	—	(74,615)	(74,615)	US$
Soybean - Futures	1,224	(1,906)	(682)	1,463,970	(2,829,650)	(1,365,680)	bags
Soybean - Structured products	—	(810)	(810)	—	(560,161)	(560,161)	bags
Basis - Futures	—	(876)	(876)	—	(233,589)	(233,589)	bags
Corn - Put Options	3,623	—	3,623	216,354	—	216,354	bags
Corn - Futures	3,978	—	3,978	—	(607,050)	(607,050)	bags
Corn - Structured products	591	—	591	—	(88,446)	(88,446)	bags
Cotton - Structured products	1,050	—	1,050	—	(10,330,050)	(10,330,050)	lbs.
Cotton - Call Options	—	(11)	(11)	—	(6,350,000)	(6,350,000)	lbs.
Cotton - Futures	2,293	(141)	2,152	—	(10,922,350)	(10,922,350)	lbs.
Fattened cattle - Futures	23	—	23	—	(1,650)	(1,650)	@
Ethanol - Futures	4	(7,181)	(7,177)	—	(58,800)	(58,800)	M^3
TRS - Future	526	(512)	14	—	(30,336,000)	(30,336,000)	kg
Swap	8,496	(19,402)	(10,906)	531,741,790	(531,741,790)	—	R$
Margin deposited	430	—	430	—	—	—	—
Total Risks - Derivatives	40,582	(33,124)	7,458

Total - Current	29,609	(15,492)
Total - non-current	10,973	(17,632)

Results on June 30, 2025 (Note 26)
Realized	69,737	(112,456)
Unrealized	110,798	(47,080)

	2024
	Book Value			Volume / Position
Derivative instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	1,192	(17,654)	(16,462)	23,800	(44,100)	(20,300)	US$
NDF	1,100	(21,478)	(20,378)	17,000	(66,160)	(49,160)	US$
Dóllar - Acumulator	1,433	(27,737)	(26,304)	2,000	(40,000)	(38,000)	U$$

Swap	6,020	(9,543)	(3,523)	300,000,000	(300,000,000)	—	R$

Soybean – Options Put	10,561	—	10,561	891,268	—	891,268	scs.
Soybean - Options Call	—	(2,794)	(2,794)	—	(1,782,536)	(1,782,536)	scs.
Soybean - Future	526	—	526	167,821	(2,118,178)	(1,950,357)	scs.
Soybean - Accumulator	2,295	—	2,295	—	(458,107)	(458,107)	scs.

Corn - Options Call	—	(93)	(93)	—	(145,937)	(145,937)	scs.
Corn - Options Put	866	—	866	145,937	—	145,937	scs.
Corn - Future	996	(221)	775	583,650	(733,050)	(149,400)	scs.
Corn - Acumulator	651	—	651	—	(181,429)	(181,429)	scs.

Cotton - Accumulator	3,244	—	3,244	—	(8,813,700)	(8,813,700)	lbs.
Cotton – Options Call	—	(980)	(980)	—	(7,450,000)	(7,450,000)	lbs.
Cotton – Options Put	590	(254)	336	1,100,000	(1,100,000)	—	lbs.
Cotton - Future	903	(1,204)	(301)	1,000,000	(8,350,000)	(7,350,000)	lbs.

Beef cattle - Future	—	—	—	—	(6,600)	(6,600)	@

Ethanol - Options Call	—	(3,008)	(3,008)	—	(9,000)	(9,000)	m^3
Ethanol - Future	—	(1,911)	(1,911)	—	(16,920)	(16,920)	m^3

ATR - Future	—	(191)	(191)	—	(1,500,000)	(1,500,000)	kg

Deposited margin	8,098	—	8,098	—	—	—	—
Total Derivative Risks	38,475	(87,068)	(48,593)
Total Current	31,718	(69,190)
Total Noncurrent	6,757	(17,878)

Result in June 30, 2024 (Note 26)
Realized	99,909	(41,950)
Nonrealized	48,288	(130,888)

Schedule of Derivatives by Maturity	Derivatives by maturity:
Maturity	6/30/2025	6/30/2024
2024	—	9,002
2025	8,836	35,541
2026	7,485	528
2027	(1,559)	—
2028	8,450	(6,020)
2030	(15,754)	9,542
	7,458	48,593